Voya Emerging Markets Index Portfolio Investment Objectives and Goals - Class I S Shares [Member] - Voya Emerging Markets Index Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Voya Emerging Markets Index Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of an index that measures the investment return of emerging markets securities (“Index”).